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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [X]; Amendment Number: 4

This Amendment (Check only one.): [_]  is a restatement.
                                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72221

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:


/s/ Alex R. Lieblong        Little Rock, AR         February 13, 2008
---------------------

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          17
Form 13F Information Table Value Total: $   169,058
                                         (thousands)
List of Other Included Managers:              None.

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                          FORM 13F INFORMATION TABLE

                                                                                                 Voting Authority
                                                Value              Sh/Prn  Investment  Other   ---------------------
Name                Title of Class    Cusip    (x$1000)  Shares   Put/Call Discretion Managers   Sole    Shared None
----                -------------- ----------- -------- --------- -------- ---------- -------- --------- ------ ----
Advance America
  Cash Advance       Common Stock  00739W-10-7   5,140    505,900    SH       Sole      N/A      505,900
Choice Hotels
  Hldgs Inc.         Common Stock  169905-10-6   2,614     78,726    SH       Sole      N/A       78,726
Churchill Downs
  Inc.               Common Stock  171484-10-8   3,586     66,453    SH       Sole      N/A       66,453
Comcast Corp. Cl A   Common Stock  20030N-10-1  21,635  1,184,855    SH       Sole      N/A    1,184,855
Comcast Corp.-
  Special Cl A       Common Stock  20030N-20-0  36,240  2,000,000    SH       Sole      N/A    2,000,000
Downey Financial
  Corp.              Common Stock  261018-10-5   1,036     33,300    SH       Sole      N/A       33,300
General
  Communication
  Inc.               Common Stock  369385-10-9   8,597    982,471    SH       Sole      N/A      982,471
Global Crossing Ltd  Common Stock  G3921A-17-5  14,928    676,993    SH       Sole      N/A      676,993
Hilltop Hldgs Inc.   Common Stock  432748-10-1     251     23,000    SH       Sole      N/A       23,000
Home Bancshares      Common Stock  436893-20-0   7,191    342,900    SH       Sole      N/A      342,900
Lakes
  Entertainment
  Inc.               Common Stock  51206P-10-9   9,732  1,404,386    SH       Sole      N/A    1,404,386
Level 3
  Communications     Common Stock  52729N-10-0  12,677  4,170,100    SH       Sole      N/A    4,170,100
Lincare Holdings
  Inc.               Common Stock  532791-10-0  10,806    307,352    SH       Sole      N/A      307,352
Lodgian Inc.         Common Stock  54021P-40-3  32,478  2,884,400    SH       Sole      N/A    2,884,400
MGIC Investment
  Corp.              Common Stock  552848-10-3     103      4,600    SH       Sole      N/A        4,600
Willis Lease
  Finance Corp.      Common Stock  970646-10-5   1,956    156,000    SH       Sole      N/A      156,000
Wright Medical
  Group Inc.         Common Stock  98235T-10-7      88      3,000    SH       Sole      N/A        3,000